Amounts Receivable	12 Months Ended
Apr. 30, 2018
Text block1 [abstract]
Amounts Receivable
6.	Amounts Receivable

	April 30, 2018	April 30, 2017
Taxes receivable	$1,941	$1,911
San Pedrito sale (note 8)	1,359	2,644
Trades receivable	—	148
Other	48	74

	$3,348	$4,777